Net Income (Loss) Per Share - Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income (loss)	$ (4,115,321)	$ 78,967	$ 61,236	$ 55,665	$ 17,220	$ 68,620	$ 67,771	$ 82,896	$ (3,919,453)	$ 236,506	$ (251,993)
Net income attributable to noncontrolling interest									(3,934)	(3,974)	(3,687)
Net income (loss) attributable to Intelsat S.A.	(4,116,306)	77,982	60,220	54,717	16,194	67,624	66,768	81,946	(3,923,387)	232,532	(255,680)
Less: Preferred Shares dividends declared									(9,919)	(9,917)	(10,196)
Net income (loss) attributable to common shareholders	(4,116,306)	77,982	50,301	54,717	16,194	67,624	56,851	81,946	(3,933,306)	222,615	(265,876)
Net income (loss) attributable to common shareholders	$ (4,116,306)	$ 77,982	$ 50,301	$ 54,717	$ 16,194	$ 67,624	$ 56,851	$ 81,946	(3,933,306)	222,615	(265,876)
Dilutive effect of Preferred shares										9,917
Numerator for Diluted EPS									$ (3,933,306)	$ 232,532	$ (265,876)
Denominator:
Basic weighted average shares outstanding (in millions)									107.2	106.5	98.5
Weighted average dilutive shares outstanding
Preferred shares (in millions)										9.6
Employee compensation related shares including options and restricted stock units (in millions)										0.6
Diluted weighted average shares outstanding (in millions)									107.2	116.7	98.5
Basic net income (loss) per common share attributable to Intelsat S.A.	$ (38.29)	$ 0.73	$ 0.47	$ 0.51	$ 0.15	$ 0.63	$ 0.53	$ 0.77	$ (36.68)	$ 2.09	$ (2.70)
Diluted net income (loss) per common share attributable to Intelsat S.A.	$ (38.29)	$ 0.66	$ 0.47	$ 0.47	$ 0.14	$ 0.58	$ 0.53	$ 0.70	$ (36.68)	$ 1.99	$ (2.70)